CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		112 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Income Statement [Abstract]
Revenues
Operating Expenses:
General and administrative	448,438	270,532	1,016,322	1,794,249	2,075,100	441,402	5,997,079
Professional fees	208,290	150,088	847,079	490,706	682,899	364,528	3,985,523
Research and development	344,871	10,272	905,142	255,508	640,730	44,504	5,548,919
Sales and marketing				269	269	1,022	1,292
Other Taxes	746		9,695				9,695
Amortization	1,477	3,911	4,431	11,733	17,235	15,643	104,884
Depreciation	4,512	5,811	14,022	17,493	23,569	25,450	145,106
Total Operating Expenses	1,008,334	440,614	2,796,691	2,569,958	3,439,802	892,549	15,792,498
Loss from Operations	(1,008,334)	(440,614)	(2,796,691)	(2,569,958)	(3,439,802)	(892,549)	(15,792,498)
Other Income (Expense):
Interest income	196		570				4,897
Gain on debt restructuing							1,358,127
Loss on disposition of fixed assets						(8,346)	71,550
Gain on settlement of accounts payable	9,142		133,142	113,406	124,889		258,032
Interest expense		(1,005)		(113,193)	(113,192)	(53,223)	316,326
Total Other Income (Expense), net	9,338	(1,005)	133,712	213	11,697	(61,569)	1,233,180
Loss Before Provision for Income Taxes	(998,996)	(441,619)	(2,662,979)	(2,569,745)	(3,428,105)	(954,118)	(14,559,318)
Provision for Income Taxes
Net Loss	(998,996)	(441,619)	(2,662,979)	(2,569,745)	(3,428,105)	(954,118)	(14,559,318)
Preferred Stock Dividend	(42,721)	(38,609)	(124,137)	(898,863)	(977,388)		(1,101,527)
Net Loss Attributable to Common Stockholders	$ (1,041,717)	$ (480,228)	$ (2,787,116)	$ (3,468,608)	$ (4,405,493)	$ (954,118)	$ (15,660,845)
Net loss per common share
Basic	$ (0.05)	$ (0.02)	$ (0.12)	$ (0.21)	$ (0.25)	$ (0.08)	$ (1.72)
Diluted	$ (0.05)	$ (0.02)	$ (0.12)	$ (0.21)	$ (0.25)	$ (0.08)	$ (1.72)
Weighted Average Shares Used in per Share Calculation:
Basic	22,443,202	20,967,981	22,407,378	16,542,270	17,732,273	12,705,038	9,082,797
Diluted	22,443,202	20,967,981	22,407,378	16,542,270	17,732,273	12,705,038	9,082,797